CERTNYS

CIK
1352853

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

RECD S.E.C

1086

January 19, 2007

1-33254

07030020

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, HealthShares™, Inc. Shares of beneficial interest, $0.0001 par value per share for the below stated issues. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 19, 2007. Tentative listing date – January 23, 2007.

PROCESSED

JAN 2 3 2007

THOMSON
FINANCIAL

HealthShares™ Asian Health Exchange-Traded Fund
HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund
HealthShares™ Cancer Exchange-Traded Fund
HealthShares™ Cardio Devices Exchange-Traded Fund
HealthShares™ Cardiology Exchange-Traded Fund
HealthShares™ Dermatology and Wound Care Exchange-Traded Fund
HealthShares™ Diagnostics Exchange-Traded Fund
HealthShares™ Emerging Cancer Exchange-Traded Fund
HealthShares™ Enabling Technologies Exchange-Traded Fund
HealthShares™ European Drugs Exchange-Traded Fund
HealthShares™ European Medical Products and Devices Exchange-Traded Fund
HealthShares™ GI/Gender Health Exchange-Traded Fund
HealthShares™ Infectious Disease Exchange-Traded Fund
HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund
HealthShares™ Neuroscience Exchange-Traded Fund
HealthShares™ Ophthalmology Exchange-Traded Fund
HealthShares™ Orthopedic Repair Exchange-Traded Fund
HealthShares™ Patient Care Services Exchange-Traded Fund
HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund
HealthShares™ Composite Exchange-Traded Fund

Sincerely,